Equity (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended
	Aug. 15, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Disclosure of reserves within equity [line items]
Issuance of shares, Deerfield exchange agreement, net of transaction costs		$ 19,834		$ 19,834
Loss on extinguishment		(42,114)	$ 0	(42,114)	$ 0
Proceeds from equity issuance, net of transaction costs				6,192	$ 0
Warrants, Tranche Two
Disclosure of reserves within equity [line items]
Convertible Notes, Shares Converted	2,390,297
Purchasers
Disclosure of reserves within equity [line items]
Number of shares issued	733,568
Sale Of Stock, Price Per Share	$ 8.52
Proceeds from equity issuance, net of transaction costs	$ 6,100
Share Premium
Disclosure of reserves within equity [line items]
Issuance of shares, Deerfield exchange agreement, net of transaction costs		$ 19,640		$ 19,640